Balance Sheets - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Investments:
Fixed maturity securities available for sale, at fair value (amortized cost — $38.4 in 2020 and $43.4 in 2019)	$ 42.6	$ 46.7
Short-term investments	4.2	0.5
Total investments	46.8	47.2
Cash and cash equivalents	0.5	0.7
Reinsurance recoverables	423.6	418.2
Other assets	1.3	1.5
Assets held in separate accounts	11.5	10.7
Total assets	483.7	478.3
Liabilities
Future policy benefits and expenses	328.7	326.4
Unearned premiums	2.3	2.5
Claims and benefits payable	93.5	89.7
Deferred gain on disposal of businesses	1.0	1.3
Accounts payable and other liabilities	0.2	0.5
Liabilities related to separate accounts	11.5	10.7
Total liabilities	437.2	431.1
Commitments and contingencies (Note 13)
Stockholder's equity
Common stock, par value $20 per share, 100,000 shares authorized, issued, and outstanding	2.0	2.0
Additional paid-in capital	39.6	41.8
Retained earnings	1.5	0.7
Accumulated other comprehensive income	3.4	2.7
Total stockholder's equity	46.5	47.2
Total liabilities and stockholder's equity	$ 483.7	$ 478.3